Stock Options (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses	$ 4,500	$ 8,874	$ 1,587	$ 1,242
Cost Of Sales [Member]
Total stock-based compensation expenses		603	0	0
Research and Development Expense [Member]
Total stock-based compensation expenses		960
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expenses		$ 7,311	$ 1,587	$ 1,242